Submission	Oct. 20, 2026
Submission [Line Items]
Central Index Key	0001721781
Registrant Name	AEP Texas Inc.
Registration File Number	333-279418
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES